As filed with the Securities and Exchange Commission on June 22, 2009
                                            1933 Act Registration No. 333-68842
                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 22 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 96 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                             Multi-Fund (Reg. TM) 5

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Ronald R. Bessette, Esquire
                  The Lincoln National Life Insurance Company
                               One Granite Place
                               Concord, NH 03301

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on July 1, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C
                         Multi-Fund(R), Multi-Fund 5(R)

                     Lincoln Life Variable Annuity Account N
              ChoicePlus Product Suite, ChoicePlus II Product Suite ChoicePlus Assurance Product Suite, ChoicePlus Design

  Supplement dated July 1, 2009 to the May 1, 2009 Prospectus, as supplemented

This supplement outlines changes to certain provisions of the prospectus for your individual variable annuity contract. It is for informational purposes and requires no action on your part.

The following paragraph is applicable only to contractowners who purchased the Lincoln SmartSecurity(R) Advantage rider or the 4LATER(R) Advantage rider between April 10, 2006 and January 20, 2009 and are subject to Investment Requirements Option 1.

Beginning July 1, 2009 through December 28, 2009, you will have the opportunity to elect a different Investment Requirements option. You may elect to terminate your Lincoln SmartSecurity(R) Advantage or 4LATER(R) Advantage rider and purchase the same rider and rider option (if applicable) in order to be subject to Investment Requirements Option 3 instead of Investment Requirements Option 1. You cannot change from one rider to a different rider or rider option. You may not drop the rider completely (unless you meet the termination guidelines outlined in the prospectus). The new rider may have a higher percentage charge than the current rider. The percentage charge for the new rider will be the current percentage charge for the rider at the time you elect it, not to exceed the guaranteed maximum percentage charge. The new rider effective date will be the date we approve your request.

You should consult with your registered representative to determine whether you should terminate your current rider and elect a new rider in order to be subject to Investment Requirements Option 3 instead of Investment Requirements Option 1. You should also consider whether an increased rider fee and the start of a new step-up period are appropriate in light of your investment risk profile and your investment objectives. If you choose to terminate your existing rider and elect a new rider, you will have to revise your allocation instructions in accordance with Investment Requirements Option 3.

Lincoln SmartSecurity(R) Advantage. You may terminate your Lincoln SmartSecurity(R) Advantage rider to purchase a new Lincoln SmartSecurity(R) Advantage rider so long as you otherwise meet the rider availability criteria as set forth in your prospectus. The Guaranteed Amount under your current rider on the date the rider is terminated will be used to establish the initial Guaranteed Amount under the new rider, and a new step-up period will begin. The Maximum Annual Withdrawal amount on the termination date of your current rider will be used to establish the Maximum Annual Withdrawal amount under the new rider. This applies to all versions of Lincoln SmartSecurity(R) Advantage, regardless of whether they are currently offered for new elections. There will be a pro-rata deduction of the Rider charge based on the Guaranteed Amount on the valuation date the rider is terminated. This deduction covers the cost of the Rider from the time of the previous deduction to the date the rider is terminated. After the effective date of the new Rider we will deduct the Rider charge on a quarterly basis as described in your prospectus.

If you currently own the Lincoln SmartSecurity(R) Advantage 5 year Elective Step-up option you will not be eligible for a Step-up of the Guaranteed Amount until five years after the effective date of the new rider. This means that contractowners who elect a new Lincoln SmartSecurity(R) Advantage 5 year Elective Step-up option will forgo an earlier opportunity to step-up their Guaranteed Amount. In addition, upon termination of your current rider and election of the new rider you will be charged the current rider charge which is currently equal to an annual rate of 0.65% of the Guaranteed Amount (0.1625% quarterly).

The five year rider charge waiver waiting period (if available in your contract) as outlined in your prospectus will re-start upon election of a new Lincoln SmartSecurity(R) Advantage rider. In other words, you will have to wait an additional five years for the waiver to occur if you qualify. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity(R) Advantage in your prospectus for details of this provision.

If you currently own the Lincoln SmartSecurity(R) Advantage 1 year Automatic Step-up option you will be eligible for a Step-up of the Guaranteed Amount one year after the effective date of the new rider. You will begin a new 10-year step-up period which, depending upon your age, may affect or limit the number of additional 10 year step-up periods you will be eligible for in the future. In addition, upon termination of your current rider and election of a new rider your rider percentage charge will not change and will be equal to an annual rate of 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity(R) Advantage 1 year Automatic Step-up (Single Life option) and will be equal to 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity(R) Advantage 1 year Automatic Step-up (Joint Life option).

4LATER(R) Advantage. You may terminate your 4LATER(R) Advantage rider to purchase a new 4LATER(R) Advantage rider so long as you otherwise meet the rider availability criteria as set forth in your prospectus. The Income Base on the current rider on the date it is terminated will be used to establish the Income Base for the new rider. The Income Base for the new rider may include an additional credit based on which year of the prior waiting period your rider is in. Contractowners whose current riders are in months 25-36 of the 3-year waiting period will receive a credit added to the Income Base equal to 10% of the Income Base on the date that they terminate the current rider. Contractowners whose riders are in months 13-24 of the 3-year waiting period will receive a credit added to the Income Base equal to 5% of the Income Base on the date they terminate the current rider. Contractowners whose riders are in months 1-12 of the 3-year waiting period will not receive a credit to the Income Base. The 3-year Waiting Period will restart with the purchase of the new rider and you will not be eligible to receive the 15% automatic enhancement to the Income Base until the new Waiting Period is completed.

Upon termination of your current rider and election of a new rider there will be a pro-rata deduction of the Rider charge based on the Income Base on the valuation date the rider is terminated. This deduction covers the cost of the Rider from the time of the previous deduction to the date the rider is terminated. After the effective date of the new Rider we will deduct the current Rider charge on a quarterly basis as described in your prospectus. The current annual 4LATER(R) Advantage charge is 0.65% of the Income Base (0.1625% quarterly).

If you elect to terminate your 4LATER(R) Advantage rider to purchase a new 4LATER(R) Advantage rider we will waive (under these circumstances only) the requirement that you wait one year after rider election to terminate the rider and elect i4LIFE(R) Advantage.


The following paragraph is applicable to all contractowners.

Investment Requirements Option 2 and Option 3: Beginning June 30, 2009, the DWS Alternative Asset Allocation Plus VIP Portfolio will be available for investment for contractowners who are subject to Investment Requirements Options 2 and 3. The DWS Alternative Asset Allocation Plus VIP Portfolio will be part of Group 3 under each Option.

     Please keep this Supplement with your prospectus for future reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                 Multi-Fund(R) 5

  Supplement dated June 30, 2009 to the May 1, 2009 Prospectus, as supplemented

                    This Supplement dated June 29, 2009, outlines changes to the prospectus for your Multi-Fund(R) 5 variable annuity contract. This supplement is for informational purposes and requires no action on your part.

The following paragraph is applicable to new contractowners. Beginning June 30, 2009, the following contract options will no longer be available for purchase:

        o EGMDB with bonus credit;
        o EEB Rider with bonus credit.

New contractowners should disregard all provisions within the prospectus relating to the above-listed bonus credit options and the EEB Rider death benefit.

     Please keep this Supplement with your prospectus for future reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                 Multi-Fund(R) 5

  Supplement dated June 30, 2009 to the May 1, 2009 Prospectus, as supplemented

This Supplement dated June 30, 2009, outlines changes to the prospectus for your Multi-Fund(R) 5 variable annuity contract. This supplement is for informational purposes and requires no action on your part.

The following paragraph is applicable to existing contractowners who elected the EGMDB with bonus credit option or the EEB Rider with bonus credit option. Beginning October 13, 2009, the following optional Living Benefit Riders described in your prospectus will no longer be available for election:

        o Lincoln Lifetime IncomeSM Advantage
        o Lincoln Lifetime IncomeSM Advantage Plus
        o Lincoln SmartSecurity(R) Advantage
        o 4LATER(R) Advantage

For contracts with the bonus options, contractowners will have the option to elect i4LIFE(R) Advantage with the then current version of the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE(R) Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE(R) Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to the prospectus.

Lincoln Lifetime IncomeSM Advantage provides minimum, guaranteed, periodic withdrawals for your life or for the lives of you and your spouse. Withdrawals are based on the Guaranteed Amount, which is equal to the initial purchase payment, and is increased by additional purchase payments, automatic step-ups and enhancements. Lincoln Lifetime IncomeSM Advantage Plus provides an increase in the contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value. See The Contracts - Living Benefit Riders.

Lincoln SmartSecurity(R) Advantage provides a Guaranteed Amount that may be accessed through periodic withdrawals. The Guaranteed Amount is equal to the initial purchase payment plus any bonus credits adjusted for subsequent purchase payments, bonus credits, step-ups and withdrawals. The Guaranteed Amount may be stepped up to a higher amount according to the provisions outlined in your prospectus. See The Contracts - Living Benefit Riders.

4LATER(R) Advantage guarantees a minimum payout floor in the future for i4LIFE(R) Advantage regular income payments. 4LATER(R) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of your annuity contract. See The Contracts - Living Benefit Riders.

A complete description of the provisions of these riders, including the charges associated with these riders, is provided in your prospectus. See The Contracts
- Living Benefit Riders and Charges and Other Deductions - Rider Charges.

For contracts with bonus options, on or after October 13, 2009, the following provisions within the prospectus relating to the above-listed Living Benefit Riders should be disregarded unless you have elected a Living Benefit Rider or are eligible to elect i4LIFE(R) Advantage with Guaranteed Income Benefit:

        Under Charges and Other Deductions - Rider charges:
        o Lincoln Lifetime IncomeSM Advantage Charge;
        o Lincoln SmartSecurity(R) Advantage Charge;
        o 4LATER(R) Advantage Charge;
        o 4LATER(R) Guaranteed Income Benefit Charge.

        Under The Contracts - Living Benefit Riders:
        o Lincoln Lifetime IncomeSM Advantage;
        o Lincoln Lifetime IncomeSM Advantage Plus;
        o Lincoln SmartSecurity(R) Advantage;
        o 4LATER(R) Advantage;
        o 4LATER(R) with Guaranteed Income Benefit.

For contracts purchased prior to June 30, 2009, provisions in the prospectus that allow contractowners who have elected Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity(R) Advantage and 4LATER(R) Advantage to drop their riders and purchase another Living Benefit Rider (other than i4LIFE(R) Advantage with the Guaranteed Income Benefit) shall no longer be effective on or after October 13, 2009. Before electing to drop an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE(R) Advantage with or without the Guaranteed Income Benefit) at a later date. You should consider whether you will be eligible to purchase i4LIFE(R) Advantage with or without the Guaranteed Income Benefit which is available for contracts with contract values of at least $50,000 and at any time before an annuity payment option is elected. i4LIFE(R) Advantage with the Guaranteed Income Benefit must be elected by age 85 (qualified contracts) or age 99 (non-qualified contracts). You should also consider whether the features of i4LIFE(R) Advantage with or without the Guaranteed Income Benefit will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE(R) Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a death benefit during the Access Period. i4LIFE(R) Advantage with the Guaranteed Income Benefit uses a slightly lower annuity factor to calculate payments and contractwners might consider other annuity payment options if their annuity payments would be higher. Please refer to the i4LIFE(R) Advantage with the Guaranteed Income Benefit section of your prospectus for more details. Before deciding to drop an existing rider you should consult with your broker dealer representative.

The Investment Requirements provisions of the prospectus will continue to apply to all current elections of the Living Benefit Riders listed above and to any elections of those riders prior to October 13, 2009. In addition, Investment Requirements will apply to elections of i4LIFE(R) Advantage with the Guaranteed Income Benefit on or after October 13, 2009. Investment Requirements will not apply to contractowners who have not elected a Living Benefit Rider and contractowners who have elected i4LIFE(R) Advantage without the Guaranteed Income Benefit.

Please keep this Supplement with your prospectus for future reference.

                                     PART A

The prospectus for the Multi-Fund(R) 5 variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009 and to the definitive
497 Filing filed on May 4, 2009.

Supplement to the prospectus for the Multi-Fund(R) 5 variable annuity contract is incorporated herein by reference to 497 Filing filed on May 5, 2009.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C
                         Multi-Fund(R), Multi-Fund 5(R)

                   Lincoln National Variable Annuity Account E
                               The American Legacy

                   Lincoln National Variable Annuity Account H
                              American Legacy Suite

                     Lincoln Life Variable Annuity Account N
              ChoicePlus Product Suite, ChoicePlus II Product Suite ChoicePlus Assurance Product Suite, ChoicePlus Design


                      Supplement dated June 22, 2009 to the
              Statement of Additional Information dated May 1, 2009

The following information supplements the Statement of Additional Information
(SAI) which should be read in conjunction with the prospectus for your variable annuity contract. The Financial Statements paragraph of your SAI is deleted and replaced with the following:

Financial Statements. The financial statements of the VAA and the financial statements of Lincoln Life are incorporated by reference. Subsequent to December 31, 2008, we recorded $600 million of goodwill impairment for the Retirement Solutions - Annuities reporting unit, which was attributable primarily to higher discount rates driven by higher debt costs and equity market volatility, deterioration in sales and declines in equity markets.

                                     PART B

The Statement of Additional Information for the Multi-Fund(R) 5 variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009 and to the definitive
497 Filing filed on May 4, 2009.

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     Statement of Assets and Liabilities - December 31, 2008
     Statement of Operations - Year ended December 31, 2008
     Statements of Changes in Net Assets - Years ended December 31, 2008 and
      2007
     Notes to Financial Statements - December 31, 2008
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     Consolidated Balance Sheets - Years ended December 31, 2008 and 2007 Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
      2008, 2007, and 2006
     Consolidated Statements of Cash Flows - Years ended December 31, 2008,
      2007, and 2006
     Notes to Consolidated Financial Statements - December 31, 2008
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1999.

(2) Not Applicable

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (d) Bonus Credit Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-36304) filed on August 8, 2001.

   (e) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (h) Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (i) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (j) Income4Life(SM) Rider for Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (k) Income4Life(SM) Rider for Non-Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (l) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10,
   2003.

   (s) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (t) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (u) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (v) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10,
   2003.

   (w) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (x) Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (y) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (z) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (aa) I4L-NQ-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

   (bb) I4L-Q-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

   (cc) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

   (dd) Variable Annuity Income Rider (I4LA-MF5-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-68842) filed on August 18, 2005.

   (ee) Variable Annuity Income Rider (I4LA-MF5-Q-PR 9/05) incorporated herein by reference to Post-Effectie Amendment No. 8 (File No. 333-68842) filed on August 18, 2005.

   (ff) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (gg) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (hh) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ii) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (jj) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
      2006.

   (kk) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ll) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (mm) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-68842) filed on
   December 21, 2006.

   (nn) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-68842) filed on April 18, 2007.

   (oo) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-68842) filed on April 18, 2007.

   (pp) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (qq) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (rr) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ss) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (tt) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(5) Application (MF 5 1/08) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3,
        2009.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

     (xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3,2009.

     (xv) DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

     (xvi) BlackRock Variable Series Funds, Inc.

     (xvii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
     2008.

     (iv) BlackRock Variable Series Funds, Inc.

     (v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xiii) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company
System

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                        Positions and Offices with Depositor
-------------------------   ---------------------------------------------------------------
Dennis R. Glass**           President and Director
Chuck C. Cornelio**         Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**     Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***      Vice President and Chief Compliance Officer
Mark E. Konen****           Senior Vice President and Director
See Yeng Quek*****          Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*              Vice President and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Rise' C.M. Taylor*          Vice President and Treasurer
C. Suzanne Womack**         Second Vice President and Secretary

     * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2009 there were 398,992 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Linda E. Woodward***       Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 22nd day of June, 2009.

      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM) 5
      By:   /s/ John D. Weber
            ------------------------------------
            John D. Weber
            Second Vice President, The Lincoln National Life Insurance
            Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 22, 2009.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Executive Vice President and Chief Administrative Officer
------------------------------
Charles C. Cornelio
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan

*By:/s/ Kelly D. Clevenger       Pursuant to a Power of Attorney
 ---------------------------
  Kelly D. Clevenger